Nuveen NWQ International Value Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.9%
	COMMON STOCKS – 95.9%
	Aerospace & Defense – 1.5%
30,632	Thales SA, (2)	$3,670,022
	Air Freight & Logistics – 1.5%
113,450	Deutsche Post AG, (2)	3,691,999
	Automobiles – 3.3%
37,986	Hyundai Motor Co, (2)	2,318,719
51,860	Toyota Motor Corp, Sponsored ADR	6,120,517
	Total Automobiles	8,439,236
	Banks – 13.7%
945,800	AIB Group PLC, (2)	4,256,130
658,388	Bank of Ireland Group PLC, (2)	3,917,000
605,788	ING Groep NV, (2)	7,340,508
361,600	Oversea-Chinese Banking Corp Ltd, (2)	2,956,287
2,084,071	Royal Bank of Scotland Group PLC, (2)	6,710,848
139,200	Sumitomo Mitsui Trust Holdings Inc, (2)	5,002,721
4,113,560	Unicaja Banco SA,144A, (2)	4,424,436
	Total Banks	34,607,930
	Capital Markets – 3.6%
92,645	AURELIUS Equity Opportunities SE & Co KGaA, (2)	4,216,103
413,731	UBS Group AG	5,010,282
	Total Capital Markets	9,226,385
	Chemicals – 1.5%
35,295	Koninklijke DSM NV, (2)	3,850,146
	Commercial Services & Supplies – 4.1%
177,600	Dai Nippon Printing Co Ltd, (2)	4,254,027
197,794	ISS A/S, (2)	6,024,151
	Total Commercial Services & Supplies	10,278,178
	Diversified Financial Services – 1.5%
40,008	Groupe Bruxelles Lambert SA, (2)	3,889,591
	Diversified Telecommunication Services – 4.6%
171,328	Nippon Telegraph & Telephone Corp, ADR, (2)	7,319,132
215,023	Telenor ASA, (2)	4,305,609
	Total Diversified Telecommunication Services	11,624,741

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 2.0%
145,900	Mabuchi Motor Co Ltd, (2)	$5,088,480
	Electronic Equipment, Instruments & Components – 1.5%
372,710	Flex Ltd, (3)	3,727,100
	Energy Equipment & Services – 2.7%
491,175	Tenaris SA, (2)	6,919,202
	Food & Staples Retailing – 5.7%
298,689	Carrefour SA	5,578,657
87,500	Seven & i Holdings Co Ltd, (2)	3,301,392
1,868,365	Tesco PLC, (2)	5,654,596
	Total Food & Staples Retailing	14,534,645
	Household Durables – 2.7%
303,800	Panasonic Corp, (2)	2,619,391
249,900	Sekisui House Ltd, (2)	4,141,208
	Total Household Durables	6,760,599
	Industrial Conglomerates – 2.7%
63,618	Siemens AG, (2)	6,841,638
	Insurance – 9.3%
126,663	Ageas, (2)	6,109,788
20,100	Allianz SE, (2)	4,479,234
119,892	Axis Capital Holdings Ltd	6,567,684
208,600	MS&AD Insurance Group Holdings Inc, (2)	6,355,742
	Total Insurance	23,512,448
	Media – 1.9%
90,643	Publicis Groupe SA, (2)	4,853,202
	Oil, Gas & Consumable Fuels – 4.5%
188,268	Canadian Natural Resources Ltd	5,177,370
97,397	Royal Dutch Shell PLC, Sponsored ADR	6,228,538
	Total Oil, Gas & Consumable Fuels	11,405,908
	Pharmaceuticals – 7.2%
63,261	Bayer AG, (2)	4,073,496
190,316	GlaxoSmithKline PLC, (2)	3,953,964
11,595	Roche Holding AG, (2)	3,195,058
79,395	Sanofi, (2)	7,020,434
	Total Pharmaceuticals	18,242,952
	Professional Services – 3.7%
82,560	Adecco Group AG, (2)	4,409,080

Shares	Description (1)	Value
	Professional Services (continued)
73,308	Wolters Kluwer NV, (2)	$4,994,414
	Total Professional Services	9,403,494
	Real Estate Management & Development – 1.8%
665,500	City Developments Ltd, (2)	4,453,823
	Semiconductors & Semiconductor Equipment – 2.8%
260,000	MediaTek Inc, (2)	2,390,523
74,400	Rohm Co Ltd, (2)	4,661,529
	Total Semiconductors & Semiconductor Equipment	7,052,052
	Software – 1.6%
33,919	SAP SE, (2)	3,921,190
	Specialty Retail – 1.5%
1,216,609	Kingfisher PLC, (2)	3,730,992
	Technology Hardware, Storage & Peripherals – 3.4%
94,500	FUJIFILM Holdings Corp, (2)	4,304,291
138,175	Samsung Electronics Co Ltd, (2)	4,424,387
	Total Technology Hardware, Storage & Peripherals	8,728,678
	Textiles, Apparel & Luxury Goods – 1.4%
146,600	Wacoal Holdings Corp, (2)	3,649,863
	Tobacco – 1.8%
372,125	Scandinavian Tobacco Group A/S,144A	4,640,799
	Wireless Telecommunication Services – 2.4%
249,585	SK Telecom Co Ltd, Sponsored ADR	6,112,337
	Total Long-Term Investments (cost $209,825,127)	242,857,630

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.6%
	REPURCHASE AGREEMENTS – 3.6%
$9,018	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $9,019,101, collateralized by $8,985,000, U.S. Treasury Notes, 2.500%, due 3/31/23, value $9,201,008	1.200%	4/01/19	$9,018,199
	Total Short-Term Investments (cost $9,018,199)			9,018,199
	Total Investments (cost $218,843,326) – 99.5%			251,875,829
	Other Assets Less Liabilities – 0.5%			1,373,182
	Net Assets – 100%			$253,249,011

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer tothe Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$49,163,284	$193,694,346	$ —	$242,857,630
Short-Term Investments:
Repurchase Agreements	—	9,018,199	—	9,018,199
Total	$49,163,284	$202,712,545	$ —	$251,875,829

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
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